NOTE 12 - EQUITY: Public Offering Warrants (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Dec. 18, 2017
Details
Aggregated fair value of Public Offering Warrants		$ 1,099,530
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes pricing model
Share Price	$ 5.0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.94%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 6.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	74.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Warrants Outstanding	500,000
Warrants Issued	500,000
Warrants Exercised	0